Loans and Related Allowance for Loan Losses (Classes of the Loan Portfolio Summarized by the Aggregate Risk Rating) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment [Line Items]
Total loans	$ 378,297	$ 377,043	$ 294,901
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	326,119	329,811
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	30,654	32,050
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	18,905	12,734
Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	2,619	2,448
Commercial, Financial and Agricultural [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	40,827	34,171	23,738
Commercial, Financial and Agricultural [Member] | Commercial Portfolio Segment [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	34,510	30,814
Commercial, Financial and Agricultural [Member] | Commercial Portfolio Segment [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	5,104	1,853
Commercial, Financial and Agricultural [Member] | Commercial Portfolio Segment [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,213	1,504
Commercial Loan [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans			90,000
Commercial Loan [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	123,711	127,213
Commercial Loan [Member] | Real Estate Portfolio Segment [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	100,153	106,629
Commercial Loan [Member] | Real Estate Portfolio Segment [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	15,843	16,067
Commercial Loan [Member] | Real Estate Portfolio Segment [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	6,726	3,274
Commercial Loan [Member] | Real Estate Portfolio Segment [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	989	1,243
Construction Loan [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	35,206	26,672	20,713
Construction Loan [Member] | Real Estate Portfolio Segment [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	24,702	16,351
Construction Loan [Member] | Real Estate Portfolio Segment [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	4,044	7,024
Construction Loan [Member] | Real Estate Portfolio Segment [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	6,460	3,297
Mortgage Loan [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	154,905	164,617	140,676
Mortgage Loan [Member] | Real Estate Portfolio Segment [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	144,353	152,161
Mortgage Loan [Member] | Real Estate Portfolio Segment [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	4,426	6,595
Mortgage Loan [Member] | Real Estate Portfolio Segment [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	4,496	4,656
Mortgage Loan [Member] | Real Estate Portfolio Segment [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,630	1,205
Obligations of State and Political Subdivisions [Member] | Unallocated Financing Receivables [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	13,616	17,524	15,730
Obligations of State and Political Subdivisions [Member] | Unallocated Financing Receivables [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	12,431	17,069
Obligations of State and Political Subdivisions [Member] | Unallocated Financing Receivables [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,185	455
Personal Loan [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	10,032	6,846	$ 4,044
Personal Loan [Member] | Consumer Portfolio Segment [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	9,970	6,787
Personal Loan [Member] | Consumer Portfolio Segment [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	52	56
Personal Loan [Member] | Consumer Portfolio Segment [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	$ 10	$ 3